Shareholder Report		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		ALLSPRING VARIABLE TRUST
Entity Central Index Key		0001081402
Entity Investment Company Type		N-1A
Document Period End Date		Dec. 31, 2024
C000090341
Shareholder Report [Line Items]
Fund Name		VT Discovery All Cap Growth Fund
Class Name		Class 1
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-260-5969
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$83	0.75%

Expenses Paid, Amount		$ 83
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period that ended December 31, 2024, was an impressive year for U.S. equities. The broader economy was healthy overall, supported by steadily moderating inflation, resilient consumer spending, and earnings growth that largely exceeded expectations. Artificial intelligence emerged as a pivotal driver for growth, with companies investing heavily in an effort to capitalize on its potential. Mid- and small-cap stocks had periods of leadership yet ultimately lagged their large-cap counterparts, as the “Magnificent 7” stocks substantially outperformed the market.

This resulted in severe concentration within the Russell 3000® Growth Index, with these seven stocks accounting for more than half of the index weight. As a diversified fund, the portfolio was relatively underweight in NVIDIA Corp. and did not hold Tesla, Inc., which materially detracted from returns. Security selection within industrials, and particularly in companies with innovative products, such as Vertiv Holdings and GE Aerospace, contributed strongly to performance. While we adjusted individual holdings, we did not make material changes to positioning.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class 1	Russell 3000® Growth Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,771	$9,841	$9,722
2/28/2015	$10,355	$10,501	$10,285
3/31/2015	$10,308	$10,405	$10,180
4/30/2015	$10,294	$10,429	$10,226
5/31/2015	$10,493	$10,594	$10,368
6/30/2015	$10,352	$10,433	$10,194
7/31/2015	$10,664	$10,761	$10,365
8/31/2015	$9,927	$10,094	$9,739
9/30/2015	$9,482	$9,814	$9,455
10/31/2015	$10,180	$10,637	$10,202
11/30/2015	$10,297	$10,693	$10,258
12/31/2015	$10,162	$10,509	$10,048
1/31/2016	$9,312	$9,881	$9,481
2/29/2016	$9,102	$9,873	$9,478
3/31/2016	$9,647	$10,545	$10,145
4/30/2016	$9,709	$10,463	$10,208
5/31/2016	$10,031	$10,672	$10,391
6/30/2016	$9,931	$10,629	$10,412
7/31/2016	$10,397	$11,145	$10,825
8/31/2016	$10,231	$11,103	$10,853
9/30/2016	$10,328	$11,152	$10,870
10/31/2016	$10,120	$10,858	$10,635
11/30/2016	$10,212	$11,147	$11,111
12/31/2016	$10,240	$11,286	$11,327
1/31/2017	$10,770	$11,651	$11,541
2/28/2017	$11,093	$12,120	$11,970
3/31/2017	$11,296	$12,261	$11,978
4/30/2017	$11,762	$12,537	$12,105
5/31/2017	$12,113	$12,831	$12,229
6/30/2017	$12,131	$12,831	$12,339
7/31/2017	$12,422	$13,154	$12,572
8/31/2017	$12,565	$13,375	$12,596
9/30/2017	$12,823	$13,592	$12,903
10/31/2017	$13,314	$14,094	$13,185
11/30/2017	$13,685	$14,520	$13,585
12/31/2017	$13,819	$14,626	$13,721
1/31/2018	$15,082	$15,625	$14,444
2/28/2018	$14,605	$15,213	$13,912
3/31/2018	$14,343	$14,843	$13,633
4/30/2018	$14,424	$14,891	$13,684
5/31/2018	$15,116	$15,566	$14,071
6/30/2018	$15,363	$15,714	$14,163
7/31/2018	$15,837	$16,161	$14,633
8/31/2018	$16,529	$17,054	$15,147
9/30/2018	$16,529	$17,110	$15,172
10/31/2018	$14,874	$15,531	$14,055
11/30/2018	$15,313	$15,702	$14,336
12/31/2018	$13,891	$14,316	$13,002
1/31/2019	$15,387	$15,629	$14,118
2/28/2019	$16,064	$16,222	$14,614
3/31/2019	$16,524	$16,632	$14,828
4/30/2019	$17,359	$17,366	$15,420
5/31/2019	$16,725	$16,255	$14,422
6/30/2019	$17,782	$17,381	$15,435
7/31/2019	$18,133	$17,758	$15,664
8/31/2019	$17,750	$17,580	$15,345
9/30/2019	$17,427	$17,573	$15,614
10/31/2019	$17,780	$18,068	$15,951
11/30/2019	$18,696	$18,887	$16,557
12/31/2019	$19,085	$19,447	$17,035
1/31/2020	$19,606	$19,840	$17,016
2/29/2020	$18,403	$18,484	$15,623
3/31/2020	$16,248	$16,559	$13,475
4/30/2020	$18,911	$19,010	$15,259
5/31/2020	$20,342	$20,316	$16,075
6/30/2020	$21,317	$21,195	$16,443
7/31/2020	$22,702	$22,773	$17,376
8/31/2020	$24,230	$25,067	$18,635
9/30/2020	$23,628	$23,920	$17,957
10/31/2020	$23,285	$23,164	$17,569
11/30/2020	$26,017	$25,635	$19,707
12/31/2020	$27,370	$26,888	$20,593
1/31/2021	$26,852	$26,787	$20,501
2/28/2021	$27,421	$26,842	$21,142
3/31/2021	$26,962	$27,209	$21,900
4/30/2021	$28,884	$28,974	$23,029
5/31/2021	$28,243	$28,545	$23,134
6/30/2021	$30,017	$30,305	$23,705
7/31/2021	$31,073	$31,161	$24,105
8/31/2021	$32,091	$32,288	$24,793
9/30/2021	$30,372	$30,516	$23,681
10/31/2021	$32,675	$33,081	$25,282
11/30/2021	$30,979	$33,170	$24,897
12/31/2021	$31,549	$33,839	$25,877
1/31/2022	$27,318	$30,839	$24,355
2/28/2022	$26,380	$29,609	$23,741
3/31/2022	$27,138	$30,708	$24,512
4/30/2022	$23,102	$26,996	$22,312
5/31/2022	$21,716	$26,375	$22,282
6/30/2022	$20,085	$24,312	$20,418
7/31/2022	$22,573	$27,219	$22,333
8/31/2022	$21,641	$26,010	$21,500
9/30/2022	$19,358	$23,493	$19,506
10/31/2022	$20,128	$24,919	$21,106
11/30/2022	$21,117	$26,008	$22,208
12/31/2022	$19,862	$24,037	$20,907
1/31/2023	$21,450	$26,065	$22,347
2/28/2023	$20,842	$25,757	$21,825
3/31/2023	$22,192	$27,366	$22,408
4/30/2023	$22,326	$27,602	$22,647
5/31/2023	$22,792	$28,789	$22,735
6/30/2023	$24,199	$30,780	$24,288
7/31/2023	$24,681	$31,837	$25,158
8/31/2023	$24,062	$31,480	$24,673
9/30/2023	$22,805	$29,750	$23,497
10/31/2023	$22,532	$29,234	$22,875
11/30/2023	$25,299	$32,397	$25,008
12/31/2023	$26,515	$33,942	$26,334
1/31/2024	$27,039	$34,694	$26,626
2/29/2024	$28,810	$37,082	$28,067
3/31/2024	$29,281	$37,753	$28,973
4/30/2024	$27,804	$36,089	$27,698
5/31/2024	$28,831	$38,239	$29,006
6/30/2024	$30,015	$40,696	$29,904
7/31/2024	$29,304	$40,180	$30,460
8/31/2024	$30,392	$40,956	$31,123
9/30/2024	$31,360	$42,087	$31,767
10/31/2024	$31,030	$41,928	$31,534
11/30/2024	$33,284	$44,759	$33,632
12/31/2024	$32,163	$44,959	$32,604

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class 1	21.35	11.00	12.39
Russell 3000® Growth Index (Strategy)	32.46	18.25	16.22
Russell 3000® Index (Regulatory)	23.81	13.86	12.55

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 68,778,158
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 391,723
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$68,778,158
# of portfolio holdings	71
Portfolio turnover rate	79%
Total advisory fees paid	$391,723

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	43.2
Consumer discretionary	14.9
Communication services	11.9
Financials	11.4
Industrials	8.4
Health care	6.5
Materials	2.5
Consumer staples	0.8
Utilities	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	8.1
NVIDIA Corp.	6.6
Amazon.com, Inc.	6.4
Meta Platforms, Inc. Class A	5.7
Apple, Inc.	4.3
Salesforce, Inc.	2.6
Alphabet, Inc. Class A	2.3
Broadcom, Inc.	2.0
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0
Cadence Design Systems, Inc.	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since January 1, 2024.

Effective May 31, 2024, Robert Gruendyke, CFA, was added as a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]		Effective May 31, 2024, Robert Gruendyke, CFA, was added as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since January 1, 2024.
C000090342
Shareholder Report [Line Items]
Fund Name		VT Discovery All Cap Growth Fund
Class Name		Class 2
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about VT Discovery All Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-260-5969
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$111	1.00%

Expenses Paid, Amount		$ 111
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period that ended December 31, 2024, was an impressive year for U.S. equities. The broader economy was healthy overall, supported by steadily moderating inflation, resilient consumer spending, and earnings growth that largely exceeded expectations. Artificial intelligence emerged as a pivotal driver for growth, with companies investing heavily in an effort to capitalize on its potential. Mid- and small-cap stocks had periods of leadership yet ultimately lagged their large-cap counterparts, as the “Magnificent 7” stocks substantially outperformed the market.

This resulted in severe concentration within the Russell 3000® Growth Index, with these seven stocks accounting for more than half of the index weight. As a diversified fund, the portfolio was relatively underweight in NVIDIA Corp. and did not hold Tesla, Inc., which materially detracted from returns. Security selection within industrials, and particularly in companies with innovative products, such as Vertiv Holdings and GE Aerospace, contributed strongly to performance. While we adjusted individual holdings, we did not make material changes to positioning.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class 2	Russell 3000® Growth Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,766	$9,841	$9,722
2/28/2015	$10,350	$10,501	$10,285
3/31/2015	$10,298	$10,405	$10,180
4/30/2015	$10,279	$10,429	$10,226
5/31/2015	$10,480	$10,594	$10,368
6/30/2015	$10,338	$10,433	$10,194
7/31/2015	$10,647	$10,761	$10,365
8/31/2015	$9,910	$10,094	$9,739
9/30/2015	$9,460	$9,814	$9,455
10/31/2015	$10,152	$10,637	$10,202
11/30/2015	$10,269	$10,693	$10,258
12/31/2015	$10,134	$10,509	$10,048
1/31/2016	$9,285	$9,881	$9,481
2/29/2016	$9,073	$9,873	$9,478
3/31/2016	$9,613	$10,545	$10,145
4/30/2016	$9,676	$10,463	$10,208
5/31/2016	$9,995	$10,672	$10,391
6/30/2016	$9,892	$10,629	$10,412
7/31/2016	$10,354	$11,145	$10,825
8/31/2016	$10,187	$11,103	$10,853
9/30/2016	$10,277	$11,152	$10,870
10/31/2016	$10,073	$10,858	$10,635
11/30/2016	$10,158	$11,147	$11,111
12/31/2016	$10,187	$11,286	$11,327
1/31/2017	$10,711	$11,651	$11,541
2/28/2017	$11,030	$12,120	$11,970
3/31/2017	$11,230	$12,261	$11,978
4/30/2017	$11,688	$12,537	$12,105
5/31/2017	$12,040	$12,831	$12,229
6/30/2017	$12,055	$12,831	$12,339
7/31/2017	$12,336	$13,154	$12,572
8/31/2017	$12,473	$13,375	$12,596
9/30/2017	$12,729	$13,592	$12,903
10/31/2017	$13,215	$14,094	$13,185
11/30/2017	$13,583	$14,520	$13,585
12/31/2017	$13,711	$14,626	$13,721
1/31/2018	$14,959	$15,625	$14,444
2/28/2018	$14,487	$15,213	$13,912
3/31/2018	$14,222	$14,843	$13,633
4/30/2018	$14,301	$14,891	$13,684
5/31/2018	$14,984	$15,566	$14,071
6/30/2018	$15,224	$15,714	$14,163
7/31/2018	$15,695	$16,161	$14,633
8/31/2018	$16,370	$17,054	$15,147
9/30/2018	$16,370	$17,110	$15,172
10/31/2018	$14,730	$15,531	$14,055
11/30/2018	$15,155	$15,702	$14,336
12/31/2018	$13,749	$14,316	$13,002
1/31/2019	$15,226	$15,629	$14,118
2/28/2019	$15,891	$16,222	$14,614
3/31/2019	$16,343	$16,632	$14,828
4/30/2019	$17,166	$17,366	$15,420
5/31/2019	$16,539	$16,255	$14,422
6/30/2019	$17,580	$17,381	$15,435
7/31/2019	$17,917	$17,758	$15,664
8/31/2019	$17,535	$17,580	$15,345
9/30/2019	$17,214	$17,573	$15,614
10/31/2019	$17,559	$18,068	$15,951
11/30/2019	$18,460	$18,887	$16,557
12/31/2019	$18,842	$19,447	$17,035
1/31/2020	$19,354	$19,840	$17,016
2/29/2020	$18,164	$18,484	$15,623
3/31/2020	$16,030	$16,559	$13,475
4/30/2020	$18,657	$19,010	$15,259
5/31/2020	$20,064	$20,316	$16,075
6/30/2020	$21,020	$21,195	$16,443
7/31/2020	$22,383	$22,773	$17,376
8/31/2020	$23,904	$25,067	$18,635
9/30/2020	$23,310	$23,920	$17,957
10/31/2020	$22,963	$23,164	$17,569
11/30/2020	$25,652	$25,635	$19,707
12/31/2020	$26,979	$26,888	$20,593
1/31/2021	$26,466	$26,787	$20,501
2/28/2021	$27,019	$26,842	$21,142
3/31/2021	$26,566	$27,209	$21,900
4/30/2021	$28,447	$28,974	$23,029
5/31/2021	$27,813	$28,545	$23,134
6/30/2021	$29,548	$30,305	$23,705
7/31/2021	$30,587	$31,161	$24,105
8/31/2021	$31,584	$32,288	$24,793
9/30/2021	$29,880	$30,516	$23,681
10/31/2021	$32,142	$33,081	$25,282
11/30/2021	$30,468	$33,170	$24,897
12/31/2021	$31,018	$33,839	$25,877
1/31/2022	$26,859	$30,839	$24,355
2/28/2022	$25,929	$29,609	$23,741
3/31/2022	$26,666	$30,708	$24,512
4/30/2022	$22,700	$26,996	$22,312
5/31/2022	$21,331	$26,375	$22,282
6/30/2022	$19,732	$24,312	$20,418
7/31/2022	$22,166	$27,219	$22,333
8/31/2022	$21,254	$26,010	$21,500
9/30/2022	$19,009	$23,493	$19,506
10/31/2022	$19,754	$24,919	$21,106
11/30/2022	$20,715	$26,008	$22,208
12/31/2022	$19,480	$24,037	$20,907
1/31/2023	$21,039	$26,065	$22,347
2/28/2023	$20,441	$25,757	$21,825
3/31/2023	$21,764	$27,366	$22,408
4/30/2023	$21,882	$27,602	$22,647
5/31/2023	$22,333	$28,789	$22,735
6/30/2023	$23,705	$30,780	$24,288
7/31/2023	$24,182	$31,837	$25,158
8/31/2023	$23,563	$31,480	$24,673
9/30/2023	$22,336	$29,750	$23,497
10/31/2023	$22,053	$29,234	$22,875
11/30/2023	$24,757	$32,397	$25,008
12/31/2023	$25,941	$33,942	$26,334
1/31/2024	$26,451	$34,694	$26,626
2/29/2024	$28,178	$37,082	$28,067
3/31/2024	$28,634	$37,753	$28,973
4/30/2024	$27,179	$36,089	$27,698
5/31/2024	$28,178	$38,239	$29,006
6/30/2024	$29,329	$40,696	$29,904
7/31/2024	$28,623	$40,180	$30,460
8/31/2024	$29,686	$40,956	$31,123
9/30/2024	$30,634	$42,087	$31,767
10/31/2024	$30,303	$41,928	$31,534
11/30/2024	$32,486	$44,759	$33,632
12/31/2024	$31,389	$44,959	$32,604

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class 2	21.00	10.75	12.12
Russell 3000® Growth Index (Strategy)	32.46	18.25	16.22
Russell 3000® Index (Regulatory)	23.81	13.86	12.55

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 68,778,158
Holdings Count | Holding		71
Advisory Fees Paid, Amount		$ 391,723
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$68,778,158
# of portfolio holdings	71
Portfolio turnover rate	79%
Total advisory fees paid	$391,723

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	43.2
Consumer discretionary	14.9
Communication services	11.9
Financials	11.4
Industrials	8.4
Health care	6.5
Materials	2.5
Consumer staples	0.8
Utilities	0.4

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Microsoft Corp.	8.1
NVIDIA Corp.	6.6
Amazon.com, Inc.	6.4
Meta Platforms, Inc. Class A	5.7
Apple, Inc.	4.3
Salesforce, Inc.	2.6
Alphabet, Inc. Class A	2.3
Broadcom, Inc.	2.0
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2.0
Cadence Design Systems, Inc.	1.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since January 1, 2024.

Effective May 31, 2024, Robert Gruendyke, CFA, was added as a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]		Effective May 31, 2024, Robert Gruendyke, CFA, was added as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since January 1, 2024.
C000019816
Shareholder Report [Line Items]
Fund Name		VT Discovery SMID Cap Growth Fund
Class Name		Class 2
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about VT Discovery SMID Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-260-5969
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$124	1.14%

Expenses Paid, Amount		$ 124
Expense Ratio, Percent		1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period that ended December 31, 2024, was an impressive year for U.S. equities. The broader economy was healthy overall, supported by moderating inflation, resilient consumer spending, and earnings growth that largely exceeded expectations. Artificial intelligence (AI) emerged as a pivotal driver for growth, with companies investing heavily in an effort to capitalize on its potential. As a result, growth indexes outperformed value. While mid- and small-cap stocks had periods of leadership, they ultimately lagged their large-cap counterparts as the “Magnificent 7” stocks substantially outperformed the market.

The portfolio benefited from security selection within industrials and health care. In particular, exposure to companies that are facilitating the buildout of AI, such as Vertiv Holdings (no longer held at the end of the reporting period) and EMCOR Group, contributed to performance. In contrast, enterprise software spending slumped as information technology budgets shifted to AI-related projects. Holdings within software-related products, including MongoDB, Inc., detracted from returns. While we adjusted individual holdings, we have not made material changes within positioning.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class 2	Russell 2500™ Growth Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,853	$9,846	$9,722
2/28/2015	$10,508	$10,571	$10,285
3/31/2015	$10,661	$10,744	$10,180
4/30/2015	$10,586	$10,520	$10,226
5/31/2015	$10,886	$10,845	$10,368
6/30/2015	$10,990	$10,809	$10,194
7/31/2015	$11,124	$10,938	$10,365
8/31/2015	$10,392	$10,171	$9,739
9/30/2015	$9,698	$9,615	$9,455
10/31/2015	$10,089	$10,118	$10,202
11/30/2015	$10,138	$10,347	$10,258
12/31/2015	$9,854	$9,981	$10,048
1/31/2016	$8,898	$8,994	$9,481
2/29/2016	$8,796	$9,021	$9,478
3/31/2016	$9,456	$9,716	$10,145
4/30/2016	$9,634	$9,809	$10,208
5/31/2016	$9,899	$10,053	$10,391
6/30/2016	$9,937	$9,978	$10,412
7/31/2016	$10,382	$10,571	$10,825
8/31/2016	$10,333	$10,644	$10,853
9/30/2016	$10,435	$10,675	$10,870
10/31/2016	$10,083	$10,118	$10,635
11/30/2016	$10,636	$10,855	$11,111
12/31/2016	$10,607	$10,952	$11,327
1/31/2017	$11,025	$11,212	$11,541
2/28/2017	$11,606	$11,552	$11,970
3/31/2017	$11,655	$11,637	$11,978
4/30/2017	$11,991	$11,842	$12,105
5/31/2017	$12,101	$11,847	$12,229
6/30/2017	$12,253	$12,117	$12,339
7/31/2017	$12,454	$12,278	$12,572
8/31/2017	$12,489	$12,302	$12,596
9/30/2017	$12,911	$12,817	$12,903
10/31/2017	$13,222	$13,160	$13,185
11/30/2017	$13,533	$13,594	$13,585
12/31/2017	$13,697	$13,631	$13,721
1/31/2018	$14,556	$14,311	$14,444
2/28/2018	$14,184	$13,842	$13,912
3/31/2018	$14,128	$13,955	$13,633
4/30/2018	$13,921	$13,866	$13,684
5/31/2018	$14,625	$14,604	$14,071
6/30/2018	$14,776	$14,726	$14,163
7/31/2018	$14,901	$15,002	$14,633
8/31/2018	$16,109	$16,016	$15,147
9/30/2018	$15,997	$15,782	$15,172
10/31/2018	$14,122	$13,886	$14,055
11/30/2018	$14,200	$14,148	$14,336
12/31/2018	$12,730	$12,613	$13,002
1/31/2019	$14,356	$14,115	$14,118
2/28/2019	$15,466	$15,045	$14,614
3/31/2019	$15,661	$15,008	$14,828
4/30/2019	$16,246	$15,533	$15,420
5/31/2019	$16,022	$14,501	$14,422
6/30/2019	$17,341	$15,629	$15,435
7/31/2019	$17,864	$15,873	$15,664
8/31/2019	$17,255	$15,422	$15,345
9/30/2019	$16,592	$15,132	$15,614
10/31/2019	$16,436	$15,521	$15,951
11/30/2019	$17,632	$16,578	$16,557
12/31/2019	$17,697	$16,732	$17,035
1/31/2020	$18,273	$16,750	$17,016
2/29/2020	$17,390	$15,614	$15,623
3/31/2020	$14,599	$12,847	$13,475
4/30/2020	$17,179	$14,907	$15,259
5/31/2020	$19,280	$16,463	$16,075
6/30/2020	$19,846	$17,069	$16,443
7/31/2020	$21,412	$18,004	$17,376
8/31/2020	$22,800	$18,814	$18,635
9/30/2020	$22,912	$18,669	$17,957
10/31/2020	$23,172	$18,890	$17,569
11/30/2020	$26,509	$21,641	$19,707
12/31/2020	$28,784	$23,503	$20,593
1/31/2021	$28,382	$24,160	$20,501
2/28/2021	$28,925	$24,919	$21,142
3/31/2021	$27,082	$24,087	$21,900
4/30/2021	$28,577	$24,934	$23,029
5/31/2021	$27,195	$24,241	$23,134
6/30/2021	$29,291	$25,541	$23,705
7/31/2021	$29,405	$24,989	$24,105
8/31/2021	$30,588	$25,614	$24,793
9/30/2021	$28,759	$24,639	$23,681
10/31/2021	$30,338	$25,903	$25,282
11/30/2021	$27,486	$24,568	$24,897
12/31/2021	$27,333	$24,688	$25,877
1/31/2022	$22,268	$21,431	$24,355
2/28/2022	$22,018	$21,496	$23,741
3/31/2022	$22,178	$21,651	$24,512
4/30/2022	$18,885	$19,178	$22,312
5/31/2022	$17,395	$18,713	$22,282
6/30/2022	$16,570	$17,418	$20,418
7/31/2022	$19,072	$19,405	$22,333
8/31/2022	$18,424	$19,036	$21,500
9/30/2022	$16,688	$17,397	$19,506
10/31/2022	$17,656	$18,810	$21,106
11/30/2022	$18,304	$19,370	$22,208
12/31/2022	$16,988	$18,217	$20,907
1/31/2023	$18,803	$20,041	$22,347
2/28/2023	$18,294	$19,724	$21,825
3/31/2023	$18,873	$19,409	$22,408
4/30/2023	$18,664	$19,164	$22,647
5/31/2023	$18,803	$19,143	$22,735
6/30/2023	$20,020	$20,655	$24,288
7/31/2023	$20,270	$21,344	$25,158
8/31/2023	$19,511	$20,475	$24,673
9/30/2023	$18,374	$19,242	$23,497
10/31/2023	$17,067	$17,907	$22,875
11/30/2023	$18,823	$19,494	$25,008
12/31/2023	$20,409	$21,666	$26,334
1/31/2024	$20,329	$21,176	$26,626
2/29/2024	$21,876	$22,892	$28,067
3/31/2024	$22,554	$23,509	$28,973
4/30/2024	$21,516	$21,757	$27,698
5/31/2024	$22,145	$22,640	$29,006
6/30/2024	$22,145	$22,518	$29,904
7/31/2024	$22,544	$23,890	$30,460
8/31/2024	$23,212	$23,705	$31,123
9/30/2024	$23,940	$24,092	$31,767
10/31/2024	$23,482	$24,032	$31,534
11/30/2024	$26,165	$26,891	$33,632
12/31/2024	$24,110	$24,677	$32,604

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class 2	18.13	6.38	9.20
Russell 2500™ Growth Index (Strategy)	13.90	8.08	9.45
Russell 3000® Index (Regulatory)	23.81	13.86	12.55

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 144,348,647
Holdings Count | Holding		75
Advisory Fees Paid, Amount		$ 1,068,699
InvestmentCompanyPortfolioTurnover		63.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$144,348,647
# of portfolio holdings	75
Portfolio turnover rate	63%
Total advisory fees paid	$1,068,699

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	23.8
Information technology	23.3
Health care	20.4
Consumer discretionary	12.7
Financials	9.3
Communication services	3.4
Consumer staples	2.7
Materials	2.6
Real estate	1.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Natera, Inc.	3.4
Casella Waste Systems, Inc. Class A	2.3
Dynatrace, Inc.	2.1
Morningstar, Inc.	2.1
Applied Industrial Technologies, Inc.	2.0
EMCOR Group, Inc.	2.0
Tetra Tech, Inc.	2.0
Saia, Inc.	1.9
Globant SA	1.9
HealthEquity, Inc.	1.8

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since January 1, 2024.

Effective May 31, 2024, Robert Gruendyke, CFA, was added as a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]		Effective May 31, 2024, Robert Gruendyke, CFA, was added as a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since January 1, 2024.
C000019811
Shareholder Report [Line Items]
Fund Name		VT Index Asset Allocation Fund
Class Name		Class 2
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about VT Index Asset Allocation Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number		1-800-260-5969
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$107	1.00%

Expenses Paid, Amount		$ 107
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Equity markets closed 2024 with the best two-year performance since the late 1990s amid a resilient U.S. economy, strong consumer spending, and optimism on the transformative nature of artificial intelligence. Although 10 of the 11 sectors finished the year with gains, the equity market rally was led by a handful of mega-cap stocks. Bonds did not fare as well, as yields rose during the 12-month period despite cuts to the federal funds rate in the fall. For the period, U.S. Treasury bonds, as measured by the Bloomberg U.S Treasury Index, gained 0.58%, while the S&P 500 Index returned 25.02%. The Fund has a 60% stock/40% bond allocation before tactical allocation.

The Fund’s tactical asset allocation (TAA) activity was the largest driver of our relative outperformance. Our overweight to stocks contributed to performance. An overweight to U.S. Treasury notes during the third quarter also helped. Over the period, the TAA activity added 98 basis points (bps; 100 bps equal 1.00%) to our relative performance.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class 2	Index Asset Allocation Blended Index	Russell 3000® Index	Bloomberg U.S. Aggregate Bond Index
12/31/2014	$10,000	$10,000	$10,000	$10,000
1/31/2015	$10,011	$10,192	$9,722	$10,210
2/28/2015	$10,222	$10,307	$10,285	$10,114
3/31/2015	$10,137	$10,258	$10,180	$10,161
4/30/2015	$10,180	$10,296	$10,226	$10,124
5/31/2015	$10,246	$10,368	$10,368	$10,100
6/30/2015	$10,094	$10,211	$10,194	$9,990
7/31/2015	$10,259	$10,373	$10,365	$10,059
8/31/2015	$9,865	$10,000	$9,739	$10,045
9/30/2015	$9,759	$9,886	$9,455	$10,113
10/31/2015	$10,235	$10,372	$10,202	$10,114
11/30/2015	$10,235	$10,374	$10,258	$10,088
12/31/2015	$10,125	$10,269	$10,048	$10,055
1/31/2016	$9,889	$10,050	$9,481	$10,193
2/29/2016	$9,889	$10,078	$9,478	$10,266
3/31/2016	$10,327	$10,495	$10,145	$10,360
4/30/2016	$10,338	$10,515	$10,208	$10,400
5/31/2016	$10,437	$10,628	$10,391	$10,402
6/30/2016	$10,492	$10,738	$10,412	$10,589
7/31/2016	$10,725	$10,993	$10,825	$10,656
8/31/2016	$10,720	$10,978	$10,853	$10,644
9/30/2016	$10,720	$10,974	$10,870	$10,638
10/31/2016	$10,589	$10,805	$10,635	$10,556
11/30/2016	$10,777	$10,930	$11,111	$10,307
12/31/2016	$10,901	$11,055	$11,327	$10,321
1/31/2017	$11,027	$11,191	$11,541	$10,341
2/28/2017	$11,294	$11,480	$11,970	$10,411
3/31/2017	$11,294	$11,486	$11,978	$10,405
4/30/2017	$11,374	$11,588	$12,105	$10,486
5/31/2017	$11,471	$11,716	$12,229	$10,567
6/30/2017	$11,507	$11,753	$12,339	$10,556
7/31/2017	$11,648	$11,905	$12,572	$10,601
8/31/2017	$11,677	$11,979	$12,596	$10,696
9/30/2017	$11,800	$12,086	$12,903	$10,645
10/31/2017	$11,950	$12,249	$13,185	$10,652
11/30/2017	$12,159	$12,468	$13,585	$10,638
12/31/2017	$12,237	$12,567	$13,721	$10,687
1/31/2018	$12,620	$12,930	$14,444	$10,564
2/28/2018	$12,297	$12,605	$13,912	$10,464
3/31/2018	$12,094	$12,461	$13,633	$10,531
4/30/2018	$12,094	$12,449	$13,684	$10,452
5/31/2018	$12,316	$12,673	$14,071	$10,527
6/30/2018	$12,364	$12,721	$14,163	$10,514
7/31/2018	$12,644	$12,984	$14,633	$10,516
8/31/2018	$12,940	$13,278	$15,147	$10,584
9/30/2018	$12,937	$13,273	$15,172	$10,516
10/31/2018	$12,332	$12,704	$14,055	$10,433
11/30/2018	$12,538	$12,904	$14,336	$10,495
12/31/2018	$11,881	$12,316	$13,002	$10,688
1/31/2019	$12,546	$12,931	$14,118	$10,801
2/28/2019	$12,765	$13,167	$14,614	$10,795
3/31/2019	$13,013	$13,421	$14,828	$11,003
4/30/2019	$13,284	$13,732	$15,420	$11,005
5/31/2019	$12,928	$13,337	$14,422	$11,201
6/30/2019	$13,463	$13,950	$15,435	$11,341
7/31/2019	$13,562	$14,064	$15,664	$11,366
8/31/2019	$13,611	$14,122	$15,345	$11,661
9/30/2019	$13,688	$14,233	$15,614	$11,599
10/31/2019	$13,826	$14,421	$15,950	$11,634
11/30/2019	$14,083	$14,718	$16,557	$11,628
12/31/2019	$14,276	$14,952	$17,035	$11,620
1/31/2020	$14,443	$15,094	$17,016	$11,843
2/29/2020	$13,887	$14,509	$15,623	$12,056
3/31/2020	$13,087	$13,601	$13,475	$11,985
4/30/2020	$14,139	$14,682	$15,259	$12,198
5/31/2020	$14,557	$15,087	$16,075	$12,255
6/30/2020	$14,743	$15,273	$16,443	$12,332
7/31/2020	$15,323	$15,859	$17,376	$12,517
8/31/2020	$15,915	$16,474	$18,635	$12,416
9/30/2020	$15,510	$16,107	$17,957	$12,409
10/31/2020	$15,229	$15,789	$17,569	$12,353
11/30/2020	$16,270	$16,848	$19,707	$12,475
12/31/2020	$16,644	$17,221	$20,593	$12,492
1/31/2021	$16,446	$17,051	$20,501	$12,402
2/28/2021	$16,644	$17,210	$21,142	$12,223
3/31/2021	$17,003	$17,556	$21,900	$12,071
4/30/2021	$17,644	$18,170	$23,029	$12,166
5/31/2021	$17,720	$18,272	$23,134	$12,206
6/30/2021	$18,031	$18,575	$23,705	$12,291
7/31/2021	$18,376	$18,940	$24,105	$12,429
8/31/2021	$18,729	$19,273	$24,793	$12,405
9/30/2021	$18,042	$18,651	$23,681	$12,298
10/31/2021	$18,850	$19,430	$25,282	$12,294
11/30/2021	$18,800	$19,409	$24,897	$12,331
12/31/2021	$19,307	$19,891	$25,877	$12,299
1/31/2022	$18,489	$19,123	$24,355	$12,034
2/28/2022	$18,068	$18,729	$23,741	$11,900
3/31/2022	$18,223	$18,913	$24,512	$11,569
4/30/2022	$16,974	$17,689	$22,312	$11,130
5/31/2022	$16,999	$17,721	$22,282	$11,202
6/30/2022	$16,114	$16,781	$20,418	$11,026
7/31/2022	$17,070	$17,816	$22,333	$11,296
8/31/2022	$16,466	$17,204	$21,500	$10,977
9/30/2022	$15,358	$16,015	$19,506	$10,502
10/31/2022	$15,992	$16,704	$21,106	$10,366
11/30/2022	$16,683	$17,443	$22,208	$10,748
12/31/2022	$16,020	$16,804	$20,907	$10,699
1/31/2023	$16,799	$17,606	$22,347	$11,028
2/28/2023	$16,328	$17,183	$21,825	$10,743
3/31/2023	$16,888	$17,761	$22,408	$11,016
4/30/2023	$17,071	$17,965	$22,647	$11,083
5/31/2023	$17,023	$17,929	$22,735	$10,962
6/30/2023	$17,627	$18,586	$24,288	$10,923
7/31/2023	$17,931	$18,918	$25,158	$10,915
8/31/2023	$17,712	$18,698	$24,673	$10,846
9/30/2023	$16,976	$17,998	$23,497	$10,570
10/31/2023	$16,626	$17,683	$22,875	$10,403
11/30/2023	$17,895	$18,898	$25,008	$10,874
12/31/2023	$18,695	$19,668	$26,334	$11,291
1/31/2024	$18,866	$19,844	$26,626	$11,260
2/29/2024	$19,366	$20,375	$28,067	$11,101
3/31/2024	$19,800	$20,821	$28,973	$11,203
4/30/2024	$19,035	$20,117	$27,698	$10,920
5/31/2024	$19,779	$20,833	$29,006	$11,105
6/30/2024	$20,341	$21,365	$29,904	$11,210
7/31/2024	$20,671	$21,708	$30,460	$11,472
8/31/2024	$21,112	$22,135	$31,123	$11,637
9/30/2024	$21,520	$22,525	$31,767	$11,793
10/31/2024	$21,142	$22,188	$31,534	$11,500
11/30/2024	$22,048	$23,039	$33,632	$11,622
12/31/2024	$21,475	$22,567	$32,604	$11,432

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class 2	14.87	8.51	7.94
Index Asset Allocation Blended Index (Strategy)Footnote Reference*	14.74	8.58	8.48
Russell 3000® Index (Regulatory)	23.81	13.86	12.55
Bloomberg U.S. Aggregate Bond Index (Regulatory)	1.25	(0.33)	1.35

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Footnote	Description
Footnote*	Source: Allspring Funds Management, LLC. The Index Asset Allocation Blended Index is composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury Index. Prior to April 1, 2015, the Index Asset Allocation Blended Index was composed 60% of the S&P 500 Index and 40% of the Bloomberg U.S. Treasury 20+ Year Index. You cannot invest directly in an index.

AssetsNet		$ 69,868,801
Holdings Count | Holding		628
Advisory Fees Paid, Amount		$ 335,354
InvestmentCompanyPortfolioTurnover		14.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$69,868,801
# of portfolio holdings	628
Portfolio turnover rate	14%
Total advisory fees paid	$335,354

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	4.5
NVIDIA Corp.	3.9
Microsoft Corp.	3.8
Amazon.com, Inc.	2.5
U.S. Treasury Notes, 0.63%, 5-15-2030	1.8
U.S. Treasury Bonds, 6.00%, 2-15-2026	1.7
U.S. Treasury Bonds, 6.75%, 8-15-2026	1.6
U.S. Treasury Notes, 0.63%, 7-31-2026	1.6
U.S. Treasury Notes, 1.38%, 10-31-2028	1.6
Meta Platforms, Inc. Class A	1.5

Material Fund Change [Text Block]
C000103128
Shareholder Report [Line Items]
Fund Name		VT Opportunity Fund
Class Name		Class 1
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about VT Opportunity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number		1-800-260-5969
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$81	0.75%

Expenses Paid, Amount		$ 81
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2024, equity markets reached all-time highs, marked by easing monetary policy, technological transformation through artificial intelligence (AI), shifting geopolitical dynamics, and a U.S. presidential election. This technological enthusiasm and the macroeconomic cross-currents helped drive an environment in which earnings momentum was highly rewarded and exposure to the AI infrastructure buildout was particularly prized.

The Fund underperformed its benchmark for the period. Key detractors included Dollar General, which has faced challenges due to execution issues and weakness from its lower-end consumers, and Olin Corporation, which continues to navigate cyclical downturns. The Fund not owning semiconductor chip designer NVIDIA Corporation was a notable source of underperformance.

Stock selection in communication services and consumer discretionary contributed to performance. Despite the Fund’s underperformance and the current preference for high-momentum securities, we remain disciplined in our approach and we believe our portfolio overall is trading at attractive levels to private market value and is positioned well for the future.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class 1	Russell 3000® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,650	$9,722
2/28/2015	$10,403	$10,285
3/31/2015	$10,354	$10,180
4/30/2015	$10,323	$10,226
5/31/2015	$10,434	$10,368
6/30/2015	$10,187	$10,194
7/31/2015	$10,232	$10,365
8/31/2015	$9,665	$9,739
9/30/2015	$9,334	$9,455
10/31/2015	$10,073	$10,202
11/30/2015	$10,065	$10,258
12/31/2015	$9,715	$10,048
1/31/2016	$9,136	$9,481
2/29/2016	$9,140	$9,478
3/31/2016	$9,906	$10,145
4/30/2016	$9,987	$10,208
5/31/2016	$10,154	$10,391
6/30/2016	$9,995	$10,412
7/31/2016	$10,425	$10,825
8/31/2016	$10,487	$10,853
9/30/2016	$10,550	$10,870
10/31/2016	$10,376	$10,635
11/30/2016	$10,927	$11,111
12/31/2016	$10,932	$11,327
1/31/2017	$11,345	$11,541
2/28/2017	$11,558	$11,970
3/31/2017	$11,563	$11,978
4/30/2017	$11,723	$12,105
5/31/2017	$11,905	$12,229
6/30/2017	$11,909	$12,339
7/31/2017	$12,075	$12,572
8/31/2017	$12,051	$12,596
9/30/2017	$12,358	$12,903
10/31/2017	$12,626	$13,185
11/30/2017	$12,987	$13,585
12/31/2017	$13,197	$13,721
1/31/2018	$13,851	$14,444
2/28/2018	$13,402	$13,912
3/31/2018	$13,143	$13,633
4/30/2018	$13,231	$13,684
5/31/2018	$13,539	$14,071
6/30/2018	$13,597	$14,163
7/31/2018	$14,096	$14,633
8/31/2018	$14,301	$15,147
9/30/2018	$14,306	$15,172
10/31/2018	$13,314	$14,055
11/30/2018	$13,589	$14,336
12/31/2018	$12,283	$13,002
1/31/2019	$13,454	$14,118
2/28/2019	$13,848	$14,614
3/31/2019	$14,145	$14,828
4/30/2019	$14,733	$15,420
5/31/2019	$13,832	$14,422
6/30/2019	$14,744	$15,435
7/31/2019	$15,160	$15,664
8/31/2019	$14,928	$15,345
9/30/2019	$15,105	$15,614
10/31/2019	$15,215	$15,951
11/30/2019	$15,830	$16,557
12/31/2019	$16,190	$17,035
1/31/2020	$16,074	$17,016
2/29/2020	$14,910	$15,623
3/31/2020	$12,673	$13,475
4/30/2020	$14,258	$15,259
5/31/2020	$15,282	$16,075
6/30/2020	$15,404	$16,443
7/31/2020	$16,138	$17,376
8/31/2020	$17,417	$18,635
9/30/2020	$16,904	$17,957
10/31/2020	$16,657	$17,569
11/30/2020	$18,723	$19,707
12/31/2020	$19,642	$20,593
1/31/2021	$19,129	$20,501
2/28/2021	$19,709	$21,142
3/31/2021	$20,509	$21,900
4/30/2021	$21,975	$23,029
5/31/2021	$21,961	$23,134
6/30/2021	$22,461	$23,705
7/31/2021	$23,315	$24,105
8/31/2021	$23,877	$24,793
9/30/2021	$22,704	$23,681
10/31/2021	$23,856	$25,282
11/30/2021	$23,406	$24,897
12/31/2021	$24,566	$25,877
1/31/2022	$22,746	$24,355
2/28/2022	$21,924	$23,741
3/31/2022	$22,500	$24,512
4/30/2022	$20,778	$22,312
5/31/2022	$20,420	$22,282
6/30/2022	$18,923	$20,418
7/31/2022	$21,020	$22,333
8/31/2022	$20,108	$21,500
9/30/2022	$18,188	$19,506
10/31/2022	$19,310	$21,106
11/30/2022	$20,529	$22,208
12/31/2022	$19,503	$20,907
1/31/2023	$21,283	$22,347
2/28/2023	$20,687	$21,825
3/31/2023	$21,160	$22,408
4/30/2023	$21,222	$22,647
5/31/2023	$21,292	$22,735
6/30/2023	$22,897	$24,288
7/31/2023	$23,631	$25,158
8/31/2023	$23,269	$24,673
9/30/2023	$21,811	$23,497
10/31/2023	$20,829	$22,875
11/30/2023	$23,259	$25,008
12/31/2023	$24,736	$26,334
1/31/2024	$24,879	$26,626
2/29/2024	$26,280	$28,067
3/31/2024	$26,937	$28,973
4/30/2024	$25,384	$27,698
5/31/2024	$25,927	$29,006
6/30/2024	$26,241	$29,904
7/31/2024	$27,224	$30,460
8/31/2024	$27,745	$31,123
9/30/2024	$28,213	$31,767
10/31/2024	$27,809	$31,534
11/30/2024	$29,542	$33,632
12/31/2024	$28,532	$32,604

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class 1	15.35	12.00	11.05
Russell 3000® Index (Strategy and Regulatory)	23.81	13.86	12.55

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

AssetsNet		$ 185,351,475
Holdings Count | Holding		56
Advisory Fees Paid, Amount		$ 1,144,661
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$185,351,475
# of portfolio holdings	56
Portfolio turnover rate	15%
Total advisory fees paid	$1,144,661

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.3
Industrials	16.1
Consumer discretionary	11.1
Financials	10.2
Health care	8.9
Communication services	8.8
Real estate	8.3
Materials	5.6
Consumer staples	3.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	6.0
Apple, Inc.	5.6
Alphabet, Inc. Class C	5.0
Salesforce, Inc.	4.8
Mastercard, Inc. Class A	3.7
Meta Platforms, Inc. Class A	3.6
Marvell Technology, Inc.	3.4
Texas Instruments, Inc.	2.7
Teledyne Technologies, Inc.	2.2
Regal Rexnord Corp.	2.0

Material Fund Change [Text Block]
C000019825
Shareholder Report [Line Items]
Fund Name		VT Opportunity Fund
Class Name		Class 2
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about VT Opportunity Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Additional Information Phone Number		1-800-260-5969
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$108	1.00%

Expenses Paid, Amount		$ 108
Expense Ratio, Percent		1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

In 2024, equity markets reached all-time highs, marked by easing monetary policy, technological transformation through artificial intelligence (AI), shifting geopolitical dynamics, and a U.S. presidential election. This technological enthusiasm and the macroeconomic cross-currents helped drive an environment in which earnings momentum was highly rewarded and exposure to the AI infrastructure buildout was particularly prized.

The Fund underperformed its benchmark for the period. Key detractors included Dollar General, which has faced challenges due to execution issues and weakness from its lower-end consumers, and Olin Corporation, which continues to navigate cyclical downturns. The Fund not owning semiconductor chip designer NVIDIA Corporation was a notable source of underperformance.

Stock selection in communication services and consumer discretionary contributed to performance. Despite the Fund’s underperformance and the current preference for high-momentum securities, we remain disciplined in our approach and we believe our portfolio overall is trading at attractive levels to private market value and is positioned well for the future.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class 2	Russell 3000® Index
12/31/2014	$10,000	$10,000
1/31/2015	$9,647	$9,722
2/28/2015	$10,402	$10,285
3/31/2015	$10,350	$10,180
4/30/2015	$10,315	$10,226
5/31/2015	$10,423	$10,368
6/30/2015	$10,173	$10,194
7/31/2015	$10,218	$10,365
8/31/2015	$9,649	$9,739
9/30/2015	$9,320	$9,455
10/31/2015	$10,051	$10,202
11/30/2015	$10,044	$10,258
12/31/2015	$9,692	$10,048
1/31/2016	$9,115	$9,481
2/29/2016	$9,115	$9,478
3/31/2016	$9,877	$10,145
4/30/2016	$9,955	$10,208
5/31/2016	$10,117	$10,391
6/30/2016	$9,959	$10,412
7/31/2016	$10,383	$10,825
8/31/2016	$10,445	$10,853
9/30/2016	$10,502	$10,870
10/31/2016	$10,330	$10,635
11/30/2016	$10,877	$11,111
12/31/2016	$10,877	$11,327
1/31/2017	$11,287	$11,541
2/28/2017	$11,498	$11,970
3/31/2017	$11,498	$11,978
4/30/2017	$11,653	$12,105
5/31/2017	$11,833	$12,229
6/30/2017	$11,833	$12,339
7/31/2017	$11,999	$12,572
8/31/2017	$11,975	$12,596
9/30/2017	$12,274	$12,903
10/31/2017	$12,540	$13,185
11/30/2017	$12,892	$13,585
12/31/2017	$13,100	$13,721
1/31/2018	$13,746	$14,444
2/28/2018	$13,298	$13,912
3/31/2018	$13,042	$13,633
4/30/2018	$13,124	$13,684
5/31/2018	$13,428	$14,071
6/30/2018	$13,481	$14,163
7/31/2018	$13,973	$14,633
8/31/2018	$14,170	$15,147
9/30/2018	$14,175	$15,172
10/31/2018	$13,186	$14,055
11/30/2018	$13,457	$14,336
12/31/2018	$12,164	$13,002
1/31/2019	$13,319	$14,118
2/28/2019	$13,707	$14,614
3/31/2019	$13,995	$14,828
4/30/2019	$14,575	$15,420
5/31/2019	$13,681	$14,422
6/30/2019	$14,580	$15,435
7/31/2019	$14,990	$15,664
8/31/2019	$14,756	$15,345
9/30/2019	$14,930	$15,614
10/31/2019	$15,038	$15,951
11/30/2019	$15,637	$16,557
12/31/2019	$15,991	$17,035
1/31/2020	$15,871	$17,016
2/29/2020	$14,720	$15,623
3/31/2020	$12,509	$13,475
4/30/2020	$14,073	$15,259
5/31/2020	$15,074	$16,075
6/30/2020	$15,200	$16,443
7/31/2020	$15,915	$17,376
8/31/2020	$17,175	$18,635
9/30/2020	$16,666	$17,957
10/31/2020	$16,418	$17,569
11/30/2020	$18,449	$19,707
12/31/2020	$19,350	$20,593
1/31/2021	$18,847	$20,501
2/28/2021	$19,409	$21,142
3/31/2021	$20,192	$21,900
4/30/2021	$21,635	$23,029
5/31/2021	$21,616	$23,134
6/30/2021	$22,106	$23,705
7/31/2021	$22,935	$24,105
8/31/2021	$23,485	$24,793
9/30/2021	$22,323	$23,681
10/31/2021	$23,450	$25,282
11/30/2021	$23,004	$24,897
12/31/2021	$24,144	$25,877
1/31/2022	$22,351	$24,355
2/28/2022	$21,540	$23,741
3/31/2022	$22,097	$24,512
4/30/2022	$20,400	$22,312
5/31/2022	$20,042	$22,282
6/30/2022	$18,579	$20,418
7/31/2022	$20,628	$22,333
8/31/2022	$19,729	$21,500
9/30/2022	$17,836	$19,506
10/31/2022	$18,941	$21,106
11/30/2022	$20,131	$22,208
12/31/2022	$19,121	$20,907
1/31/2023	$20,860	$22,347
2/28/2023	$20,268	$21,825
3/31/2023	$20,731	$22,408
4/30/2023	$20,782	$22,647
5/31/2023	$20,851	$22,735
6/30/2023	$22,419	$24,288
7/31/2023	$23,126	$25,158
8/31/2023	$22,773	$24,673
9/30/2023	$21,339	$23,497
10/31/2023	$20,372	$22,875
11/30/2023	$22,754	$25,008
12/31/2023	$24,187	$26,334
1/31/2024	$24,317	$26,626
2/29/2024	$25,686	$28,067
3/31/2024	$26,318	$28,973
4/30/2024	$24,801	$27,698
5/31/2024	$25,323	$29,006
6/30/2024	$25,630	$29,904
7/31/2024	$26,573	$30,460
8/31/2024	$27,081	$31,123
9/30/2024	$27,537	$31,767
10/31/2024	$27,133	$31,534
11/30/2024	$28,832	$33,632
12/31/2024	$27,827	$32,604

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class 2	15.05	11.72	10.78
Russell 3000® Index (Strategy and Regulatory)	23.81	13.86	12.55

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

AssetsNet		$ 185,351,475
Holdings Count | Holding		56
Advisory Fees Paid, Amount		$ 1,144,661
InvestmentCompanyPortfolioTurnover		15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$185,351,475
# of portfolio holdings	56
Portfolio turnover rate	15%
Total advisory fees paid	$1,144,661

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	27.3
Industrials	16.1
Consumer discretionary	11.1
Financials	10.2
Health care	8.9
Communication services	8.8
Real estate	8.3
Materials	5.6
Consumer staples	3.7

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Amazon.com, Inc.	6.0
Apple, Inc.	5.6
Alphabet, Inc. Class C	5.0
Salesforce, Inc.	4.8
Mastercard, Inc. Class A	3.7
Meta Platforms, Inc. Class A	3.6
Marvell Technology, Inc.	3.4
Texas Instruments, Inc.	2.7
Teledyne Technologies, Inc.	2.2
Regal Rexnord Corp.	2.0

Material Fund Change [Text Block]
C000101966
Shareholder Report [Line Items]
Fund Name		VT Small Cap Growth Fund
Class Name		Class 1
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about VT Small Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-260-5969
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 1	$101	0.92%

Expenses Paid, Amount		$ 101
Expense Ratio, Percent		0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period that ended December 31, 2024, was an impressive year for U.S. equities. The broader economy was healthy overall, supported by moderating inflation, resilient consumer spending, and earnings growth that largely exceeded expectations. Artificial intelligence (AI) emerged as a pivotal driver for growth, with companies investing heavily in an effort to capitalize on its potential. As a result, growth indexes outperformed value. While mid- and small-cap stocks had periods of leadership, they ultimately lagged their large-cap counterparts as the “Magnificent 7” stocks substantially outperformed the market.

The portfolio benefited from security selection within health care and industrials. Exposure to companies that are facilitating the buildout of AI, such as Comfort Systems USA and SPX Technologies, contributed to performance. In contrast, enterprise software spending slumped as information technology budgets shifted to AI-related projects. Holdings within software products, including Five9, Inc., and Sprout Social, Inc., detracted. While we adjusted individual holdings, we did not make material changes to positioning.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class 1	Russell 2000® Growth Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,772	$9,772	$9,722
2/28/2015	$10,774	$10,475	$10,285
3/31/2015	$10,923	$10,663	$10,180
4/30/2015	$10,635	$10,349	$10,226
5/31/2015	$10,933	$10,730	$10,368
6/30/2015	$11,389	$10,874	$10,194
7/31/2015	$11,516	$10,918	$10,365
8/31/2015	$10,274	$10,091	$9,739
9/30/2015	$9,479	$9,453	$9,455
10/31/2015	$9,793	$9,990	$10,202
11/30/2015	$10,095	$10,356	$10,258
12/31/2015	$9,737	$9,862	$10,048
1/31/2016	$8,528	$8,793	$9,481
2/29/2016	$8,226	$8,731	$9,478
3/31/2016	$8,796	$9,400	$10,145
4/30/2016	$9,143	$9,494	$10,208
5/31/2016	$9,378	$9,750	$10,391
6/30/2016	$9,613	$9,705	$10,412
7/31/2016	$10,414	$10,339	$10,825
8/31/2016	$10,550	$10,449	$10,853
9/30/2016	$10,624	$10,600	$10,870
10/31/2016	$9,907	$9,941	$10,635
11/30/2016	$10,711	$10,830	$11,111
12/31/2016	$10,526	$10,978	$11,327
1/31/2017	$11,057	$11,156	$11,541
2/28/2017	$11,280	$11,430	$11,970
3/31/2017	$11,416	$11,565	$11,978
4/30/2017	$11,713	$11,778	$12,105
5/31/2017	$11,639	$11,671	$12,229
6/30/2017	$12,121	$12,073	$12,339
7/31/2017	$12,296	$12,176	$12,572
8/31/2017	$12,195	$12,161	$12,596
9/30/2017	$12,780	$12,824	$12,903
10/31/2017	$13,047	$13,022	$13,185
11/30/2017	$13,289	$13,396	$13,585
12/31/2017	$13,277	$13,411	$13,721
1/31/2018	$14,053	$13,934	$14,444
2/28/2018	$14,117	$13,538	$13,912
3/31/2018	$14,359	$13,720	$13,633
4/30/2018	$14,384	$13,733	$13,684
5/31/2018	$15,504	$14,598	$14,071
6/30/2018	$15,772	$14,712	$14,163
7/31/2018	$15,843	$14,965	$14,633
8/31/2018	$17,573	$15,897	$15,147
9/30/2018	$17,280	$15,525	$15,172
10/31/2018	$15,272	$13,560	$14,055
11/30/2018	$15,355	$13,772	$14,336
12/31/2018	$13,472	$12,163	$13,002
1/31/2019	$14,839	$13,568	$14,118
2/28/2019	$15,829	$14,444	$14,614
3/31/2019	$15,648	$14,248	$14,828
4/30/2019	$16,373	$14,682	$15,420
5/31/2019	$15,453	$13,593	$14,422
6/30/2019	$16,652	$14,640	$15,435
7/31/2019	$16,669	$14,783	$15,664
8/31/2019	$15,800	$14,145	$15,345
9/30/2019	$15,143	$14,029	$15,614
10/31/2019	$15,586	$14,428	$15,951
11/30/2019	$16,735	$15,278	$16,557
12/31/2019	$16,883	$15,628	$17,035
1/31/2020	$17,358	$15,456	$17,016
2/29/2020	$15,980	$14,340	$15,623
3/31/2020	$13,076	$11,601	$13,475
4/30/2020	$15,406	$13,329	$15,259
5/31/2020	$17,768	$14,589	$16,075
6/30/2020	$18,605	$15,149	$16,443
7/31/2020	$19,822	$15,670	$17,376
8/31/2020	$21,422	$16,589	$18,635
9/30/2020	$21,196	$16,234	$17,957
10/31/2020	$21,283	$16,357	$17,569
11/30/2020	$24,604	$19,241	$19,707
12/31/2020	$26,690	$21,040	$20,593
1/31/2021	$27,316	$22,054	$20,501
2/28/2021	$28,081	$22,782	$21,142
3/31/2021	$26,882	$22,066	$21,900
4/30/2021	$28,655	$22,547	$23,029
5/31/2021	$27,299	$21,903	$23,134
6/30/2021	$29,159	$22,930	$23,705
7/31/2021	$29,217	$22,095	$24,105
8/31/2021	$30,447	$22,496	$24,793
9/30/2021	$29,607	$21,634	$23,681
10/31/2021	$31,774	$22,647	$25,282
11/30/2021	$29,081	$21,541	$24,897
12/31/2021	$28,807	$21,636	$25,877
1/31/2022	$24,065	$18,736	$24,355
2/28/2022	$24,357	$18,818	$23,741
3/31/2022	$24,435	$18,904	$24,512
4/30/2022	$20,864	$16,585	$22,312
5/31/2022	$19,459	$16,272	$22,282
6/30/2022	$18,424	$15,264	$20,418
7/31/2022	$20,457	$16,973	$22,333
8/31/2022	$20,033	$16,814	$21,500
9/30/2022	$18,432	$15,301	$19,506
10/31/2022	$19,821	$16,754	$21,106
11/30/2022	$20,339	$17,026	$22,208
12/31/2022	$18,927	$15,933	$20,907
1/31/2023	$20,386	$17,518	$22,347
2/28/2023	$20,457	$17,329	$21,825
3/31/2023	$19,963	$16,901	$22,408
4/30/2023	$19,398	$16,705	$22,647
5/31/2023	$19,115	$16,708	$22,735
6/30/2023	$20,669	$18,093	$24,288
7/31/2023	$20,928	$18,939	$25,158
8/31/2023	$19,562	$17,953	$24,673
9/30/2023	$18,221	$16,769	$23,497
10/31/2023	$16,502	$15,476	$22,875
11/30/2023	$18,338	$16,885	$25,008
12/31/2023	$19,751	$18,906	$26,334
1/31/2024	$19,657	$18,300	$26,626
2/29/2024	$21,634	$19,787	$28,067
3/31/2024	$21,799	$20,340	$28,973
4/30/2024	$20,339	$18,774	$27,698
5/31/2024	$21,493	$19,779	$29,006
6/30/2024	$21,822	$19,746	$29,904
7/31/2024	$22,175	$21,363	$30,460
8/31/2024	$22,905	$21,126	$31,123
9/30/2024	$23,352	$21,407	$31,767
10/31/2024	$22,811	$21,123	$31,534
11/30/2024	$25,589	$23,713	$33,632
12/31/2024	$23,517	$21,772	$32,604

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class 1	19.07	6.85	8.93
Russell 2000® Growth Index (Strategy)	15.15	6.86	8.09
Russell 3000® Index (Regulatory)	23.81	13.86	12.55

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 307,502,008
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 2,507,845
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$307,502,008
# of portfolio holdings	79
Portfolio turnover rate	79%
Total advisory fees paid	$2,507,845

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	26.8
Industrials	24.5
Health care	23.9
Consumer discretionary	8.2
Financials	7.4
Consumer staples	4.3
Materials	2.7
Communication services	1.4
Real estate	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.5
CyberArk Software Ltd.	2.5
Sterling Infrastructure, Inc.	2.3
Clearwater Analytics Holdings, Inc. Class A	2.2
Casella Waste Systems, Inc. Class A	2.2
Glaukos Corp.	2.2
Applied Industrial Technologies, Inc.	2.1
Varonis Systems, Inc. Class B	2.0
Skyward Specialty Insurance Group, Inc.	2.0
AAON, Inc.	2.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since January 1, 2024.

Effective May 31, 2024, Michael T. Smith, CFA, and Christopher J. Warner, CFA, were added as portfolio managers to the Fund, and effective July 26, 2024, Thomas C. Ognar, CFA, was no longer a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]

Effective May 31, 2024, Michael T. Smith, CFA, and Christopher J. Warner, CFA, were added as portfolio managers to the Fund, and effective July 26, 2024, Thomas C. Ognar, CFA, was no longer a portfolio manager to the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since January 1, 2024.
C000019826
Shareholder Report [Line Items]
Fund Name		VT Small Cap Growth Fund
Class Name		Class 2
No Trading Symbol [Flag]		true
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about VT Small Cap Growth Fund for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-260-5969.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-260-5969
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past year?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class 2	$128	1.17%

Expenses Paid, Amount		$ 128
Expense Ratio, Percent		1.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The 12-month period that ended December 31, 2024, was an impressive year for U.S. equities. The broader economy was healthy overall, supported by moderating inflation, resilient consumer spending, and earnings growth that largely exceeded expectations. Artificial intelligence (AI) emerged as a pivotal driver for growth, with companies investing heavily in an effort to capitalize on its potential. As a result, growth indexes outperformed value. While mid- and small-cap stocks had periods of leadership, they ultimately lagged their large-cap counterparts as the “Magnificent 7” stocks substantially outperformed the market.

The portfolio benefited from security selection within health care and industrials. Exposure to companies that are facilitating the buildout of AI, such as Comfort Systems USA and SPX Technologies, contributed to performance. In contrast, enterprise software spending slumped as information technology budgets shifted to AI-related projects. Holdings within software products, including Five9, Inc., and Sprout Social, Inc., detracted. While we adjusted individual holdings, we did not make material changes to positioning.

Performance Past Does Not Indicate Future [Text]		Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.
Line Graph [Table Text Block]
	Class 2	Russell 2000® Growth Index	Russell 3000® Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,759	$9,772	$9,722
2/28/2015	$10,763	$10,475	$10,285
3/31/2015	$10,914	$10,663	$10,180
4/30/2015	$10,622	$10,349	$10,226
5/31/2015	$10,914	$10,730	$10,368
6/30/2015	$11,365	$10,874	$10,194
7/31/2015	$11,493	$10,918	$10,365
8/31/2015	$10,256	$10,091	$9,739
9/30/2015	$9,462	$9,453	$9,455
10/31/2015	$9,769	$9,990	$10,202
11/30/2015	$10,064	$10,356	$10,258
12/31/2015	$9,712	$9,862	$10,048
1/31/2016	$8,509	$8,793	$9,481
2/29/2016	$8,203	$8,731	$9,478
3/31/2016	$8,770	$9,400	$10,145
4/30/2016	$9,110	$9,494	$10,208
5/31/2016	$9,349	$9,750	$10,391
6/30/2016	$9,564	$9,705	$10,412
7/31/2016	$10,364	$10,339	$10,825
8/31/2016	$10,502	$10,449	$10,853
9/30/2016	$10,577	$10,600	$10,870
10/31/2016	$9,861	$9,941	$10,635
11/30/2016	$10,653	$10,830	$11,111
12/31/2016	$10,464	$10,978	$11,327
1/31/2017	$10,992	$11,156	$11,541
2/28/2017	$11,218	$11,430	$11,970
3/31/2017	$11,343	$11,565	$11,978
4/30/2017	$11,632	$11,778	$12,105
5/31/2017	$11,557	$11,671	$12,229
6/30/2017	$12,047	$12,073	$12,339
7/31/2017	$12,213	$12,176	$12,572
8/31/2017	$12,109	$12,161	$12,596
9/30/2017	$12,691	$12,824	$12,903
10/31/2017	$12,950	$13,022	$13,185
11/30/2017	$13,196	$13,396	$13,585
12/31/2017	$13,170	$13,411	$13,721
1/31/2018	$13,933	$13,934	$14,444
2/28/2018	$13,998	$13,538	$13,912
3/31/2018	$14,231	$13,720	$13,633
4/30/2018	$14,257	$13,733	$13,684
5/31/2018	$15,369	$14,598	$14,071
6/30/2018	$15,628	$14,712	$14,163
7/31/2018	$15,701	$14,965	$14,633
8/31/2018	$17,406	$15,897	$15,147
9/30/2018	$17,108	$15,525	$15,172
10/31/2018	$15,119	$13,560	$14,055
11/30/2018	$15,204	$13,772	$14,336
12/31/2018	$13,342	$12,163	$13,002
1/31/2019	$14,678	$13,568	$14,118
2/28/2019	$15,658	$14,444	$14,614
3/31/2019	$15,474	$14,248	$14,828
4/30/2019	$16,198	$14,682	$15,420
5/31/2019	$15,275	$13,593	$14,422
6/30/2019	$16,468	$14,640	$15,435
7/31/2019	$16,470	$14,783	$15,664
8/31/2019	$15,613	$14,145	$15,345
9/30/2019	$14,958	$14,029	$15,614
10/31/2019	$15,395	$14,428	$15,951
11/30/2019	$16,521	$15,278	$16,557
12/31/2019	$16,655	$15,628	$17,035
1/31/2020	$17,126	$15,456	$17,016
2/29/2020	$15,764	$14,340	$15,623
3/31/2020	$12,907	$11,601	$13,475
4/30/2020	$15,193	$13,329	$15,259
5/31/2020	$17,529	$14,589	$16,075
6/30/2020	$18,353	$15,149	$16,443
7/31/2020	$19,549	$15,670	$17,376
8/31/2020	$21,102	$16,589	$18,635
9/30/2020	$20,888	$16,234	$17,957
10/31/2020	$20,977	$16,357	$17,569
11/30/2020	$24,244	$19,241	$19,707
12/31/2020	$26,279	$21,040	$20,593
1/31/2021	$26,886	$22,054	$20,501
2/28/2021	$27,636	$22,782	$21,142
3/31/2021	$26,458	$22,066	$21,900
4/30/2021	$28,189	$22,547	$23,029
5/31/2021	$26,868	$21,903	$23,134
6/30/2021	$28,689	$22,930	$23,705
7/31/2021	$28,730	$22,095	$24,105
8/31/2021	$29,939	$22,496	$24,793
9/30/2021	$29,093	$21,634	$23,681
10/31/2021	$31,208	$22,647	$25,282
11/30/2021	$28,569	$21,541	$24,897
12/31/2021	$28,287	$21,636	$25,877
1/31/2022	$23,633	$18,736	$24,355
2/28/2022	$23,915	$18,818	$23,741
3/31/2022	$23,996	$18,904	$24,512
4/30/2022	$20,470	$16,585	$22,312
5/31/2022	$19,100	$16,272	$22,282
6/30/2022	$18,072	$15,264	$20,418
7/31/2022	$20,049	$16,973	$22,333
8/31/2022	$19,631	$16,814	$21,500
9/30/2022	$18,083	$15,301	$19,506
10/31/2022	$19,435	$16,754	$21,106
11/30/2022	$19,926	$17,026	$22,208
12/31/2022	$18,550	$15,933	$20,907
1/31/2023	$19,951	$17,518	$22,347
2/28/2023	$20,024	$17,329	$21,825
3/31/2023	$19,533	$16,901	$22,408
4/30/2023	$18,992	$16,705	$22,647
5/31/2023	$18,698	$16,708	$22,735
6/30/2023	$20,221	$18,093	$24,288
7/31/2023	$20,491	$18,939	$25,158
8/31/2023	$19,140	$17,953	$24,673
9/30/2023	$17,813	$16,769	$23,497
10/31/2023	$16,142	$15,476	$22,875
11/30/2023	$17,936	$16,885	$25,008
12/31/2023	$19,312	$18,906	$26,334
1/31/2024	$19,189	$18,300	$26,626
2/29/2024	$21,130	$19,787	$28,067
3/31/2024	$21,302	$20,340	$28,973
4/30/2024	$19,852	$18,774	$27,698
5/31/2024	$20,983	$19,779	$29,006
6/30/2024	$21,302	$19,746	$29,904
7/31/2024	$21,646	$21,363	$30,460
8/31/2024	$22,334	$21,126	$31,123
9/30/2024	$22,776	$21,407	$31,767
10/31/2024	$22,236	$21,123	$31,534
11/30/2024	$24,963	$23,713	$33,632
12/31/2024	$22,924	$21,772	$32,604

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS (%)

	1 Year	5 Years	10 Years
Class 2	18.70	6.60	8.65
Russell 2000® Growth Index (Strategy)	15.15	6.86	8.09
Russell 3000® Index (Regulatory)	23.81	13.86	12.55

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund.

Material Change Date	Jan. 01, 2024
AssetsNet		$ 307,502,008
Holdings Count | Holding		79
Advisory Fees Paid, Amount		$ 2,507,845
InvestmentCompanyPortfolioTurnover		79.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$307,502,008
# of portfolio holdings	79
Portfolio turnover rate	79%
Total advisory fees paid	$2,507,845

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	26.8
Industrials	24.5
Health care	23.9
Consumer discretionary	8.2
Financials	7.4
Consumer staples	4.3
Materials	2.7
Communication services	1.4
Real estate	0.8

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.5
CyberArk Software Ltd.	2.5
Sterling Infrastructure, Inc.	2.3
Clearwater Analytics Holdings, Inc. Class A	2.2
Casella Waste Systems, Inc. Class A	2.2
Glaukos Corp.	2.2
Applied Industrial Technologies, Inc.	2.1
Varonis Systems, Inc. Class B	2.0
Skyward Specialty Insurance Group, Inc.	2.0
AAON, Inc.	2.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since January 1, 2024.

Effective May 31, 2024, Michael T. Smith, CFA, and Christopher J. Warner, CFA, were added as portfolio managers to the Fund, and effective July 26, 2024, Thomas C. Ognar, CFA, was no longer a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]

Effective May 31, 2024, Michael T. Smith, CFA, and Christopher J. Warner, CFA, were added as portfolio managers to the Fund, and effective July 26, 2024, Thomas C. Ognar, CFA, was no longer a portfolio manager to the Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since January 1, 2024.